Receivables (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Summary of Receivables

Receivables were comprised of the following (in thousands):

	As of December 31, 2015	As of December 31, 2016
Service charges:
Billed	$258,034	$246,833
Unbilled	9,658	8,872
Other	2,261	2,075
Allowance for doubtful accounts	(37,178)	(54,744)

Total	$232,775	$203,036